Investments In Affiliated Companies, Partnership And Other Companies Investment in affiliated companies, Partnership and Other Companies (Investment Under Fair Value Method) (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2018
Investments in and Advances to Affiliates, at Fair Value		$ 46,858,000	$ 5,114,000
Net gain related to revaluation		(43,350,000)	0	$ (5,107,000)
Impairment of investments under fair value		5,100,000
Subsidiary F
Investments in and Advances to Affiliates, at Fair Value		43,350,000	0
Preferred stock issued					$ 30,000
Percent outstanding					17.00%
Net gain related to revaluation	$ 42,000,000
Company G
Investments in and Advances to Affiliates, at Fair Value		3,476,000	0
Preferred stock issued		11,500,000
Net gain related to revaluation		$ 3,500,000
Ownership interest acquired by noncontrolling interest		41.00%
Company H
Investments in and Advances to Affiliates, at Fair Value		$ 32,000	$ 5,114,000
Impairment of investments under fair value		$ 5,100,000